Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal
State			(31)	(8)
Total current tax benefit			(31)	(8)
Deferred:
Federal
State
Total federal tax benefit
Income tax expense	$ 334	$ (1)	$ (31)	$ (8)